Expense Example - SFT Ivy Small Cap Growth Fund - SFT Ivy Small Cap Growth Fund	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	$ 1,500